Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations

Note 16. Business Combinations

During the year ended December 31, 2021, the Company merged with DFPH with the intent to raise capital and gain access to the public markets. Additionally, the Company closed on five business combinations and one asset acquisition, consistent with the intent to strategically grow its existing markets and expand into new markets.

DFPH-Legacy TOI Merger

On June 28, 2021, DFPH, Orion Merger Sub I, Inc. (“First Merger Sub”), and Orion Merger Sub II, LLC (“Second Merger Sub”) entered into an agreement and plan of merger (“Merger Agreement”) with Legacy TOI to affect the Business Combination. In connection with the Business Combination, DFPH entered into subscription agreements with certain investors (the “PIPE Investors”), whereby it issued 17.5 million shares of common stock at $10.00 per share and 100,000 shares of preferred share (collectively, the “PIPE Shares”) for an aggregate investment of $275,000 (“PIPE Investment”), which closed simultaneously with the consummation of the Business Combination.

On the Closing Date, (i) First Merger Sub merged with and into Legacy TOI, with Legacy TOI being the surviving corporation and (ii) immediately following, Legacy TOI merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFPH.

The total merger consideration on the Closing Date was $762,052, consisting of $595,468 in share consideration (consisting of 51.3 million shares of DFPH common stock issued to Legacy TOI at $10.00 per share as well as shares of DFPH common stock issuable per restricted stock units and the exercise of Legacy TOI stock options), and $166,584 in cash. Gross proceeds from the transaction were $333,946. Of that, $167,510 was cash consideration to Legacy TOI equity holders. Legacy TOI also issued 12.5 million shares of common stock pursuant to the terms of an earnout (“Earnout Shares”). The earnout shares are allocable to both Legacy TOI stockholders and Legacy TOI option holders. In connection with the Business Combination, the Company incurred $39,914 of equity issuance costs, consisting of advisory, legal, deferred underwriting, share registration, and other professional fees, of which $6,769 was ascribed to the earnout liability and expensed with the remainder being netted against additional paid-in capital.

On the Closing Date, shares of DFPH common stock that were not otherwise redeemed as part of the DFPH public stockholder vote were automatically converted into shares of TOI common stock on a one-for-one basis. Further, PIPE Shares as well as DFPH common stock that was not otherwise forfeited or subject to earnout automatically converted into TOI common stock on a one-for-one basis. Additionally, holders of DFPH forfeited 555,791 Private Placement Warrants.

All periods prior to the Closing Date reflect the balances and activity of Legacy TOI. The consolidated balances as of December 31, 2020 from the audited consolidated financial statements of Legacy TOI as of that date, share activity (convertible redeemable preferred stock and common stock) and per share amounts in these condensed consolidated statements of equity were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 591:1. All previously issued and outstanding shares of Legacy TOI preferred stock classified as mezzanine equity were converted into Legacy TOI common stock and was retroactively adjusted and reclassified to permanent equity as a result of the reverse recapitalization. As a result of the Business Combination, $142,557 of additional paid-in capital was recognized.

Practice Acquisitions

For the acquisition of various clinical practices, the Company applied the acquisition method of accounting, where the total purchase price was allocated, or preliminarily allocated, to the tangible and intangible assets acquired and liabilities assumed, based on their fair values as of the acquisition dates.

Raiker Practice Acquisition

On February 12, 2021 (“Raiker Acquisition Date”), the Company entered into an asset purchase agreement and master services agreement (“Raiker MSA”) with Anil N Raiker, M.D., P.L.C., d/b/a Pinellas Cancer Center (the “Raiker Practice”) and Anil Raiker,

M.D., an individual. Pursuant to the asset purchase agreement, the Company purchased from PCC certain non-clinical assets, properties, and rights. Pursuant to the Raiker MSA, TOI Management established an ongoing management services agreement which grants TOI Management the right to control the non-clinical and management operations of the Raiker Practice. Anil Raiker, M.D. continued to own all of the issued and outstanding equity interests of the Raiker Practice.

Pursuant to the Raiker MSA, and as further described in Note 17, TOI Management became the Raiker Practice’s primary beneficiary and thus consolidated the Raiker Practice and its subsidiaries. The consolidation of the Raiker Practice (the “Raiker Practice Acquisition”) at the Raiker Acquisition Date constituted a business combination in accordance with ASC 805.

The total consideration for the Acquisition was $1,710, comprised of a cash payment of $892 and deferred consideration of $818. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (February 12, 2022 and 2023, respectively). During the three months ended March 31, 2022, the Company transferred the first installment of deferred consideration of $409. Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Subsequent to the Acquisition, the Company filed an amendment to the articles of incorporation of PCC to legally change the name to The Oncology Institute FL, LLC (TOI FL). The change was solely nominal, and the legal form, tax attributes, and books and records of PCC all remained.

Grant Practice Acquisition

On November 12, 2021 (“Grant Acquisition Date”), the Company acquired certain non-clinical assets of Ellsworth Grant, M.D., A Medical Corporation (the “Grant Practice”) from Ellsworth Grant, M.D. (“Dr. Grant”). Further TOI CA (the “Clinical Buyer”, and together with TOI Management, “Buyers”) acquired certain clinical assets of the Grant Practice from Dr. Grant. Intangible assets of $450 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years The Buyers transferred cash consideration of $849 and deferred consideration of $200 to Dr. Grant for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (November 12, 2022 and 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Orr Practice Acquisition

On November 12, 2021 (“Orr Acquisition Date”), the Company acquired certain non-clinical assets of Leo E. Orr, M.D., Inc. (the “Orr Practice”) from Leo E. Orr, M.D. (“Dr. Orr”). Further TOI CA (the “Clinical Buyer”, and together with TOI Management, “Buyers”) acquired certain clinical assets of the Orr Practice from Dr. Orr. Intangible assets of $150 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years The Buyers transferred cash consideration of $816 and deferred consideration of $200 to Dr. Orr for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (November 12, 2022 and 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Dave Practice Acquisition

On November 19, 2021 (“Dave Acquisition Date”), the Company acquired certain non-clinical assets of Sulaba Dave M.D., d.b.a. Radiation Oncology Associates (the “Dave Practice”) from Sulaba Dave M.D. (the “Dr. Dave”). Further TOI CA (the Clinical Buyer, and together with the TOI Management, Buyers) acquired certain clinical assets of the Dave Practice from Dr. Dave. Intangible assets of $77 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years. The Buyers transferred cash consideration of $2,000 and deferred consideration of $750 to Dr. Dave for the purchase. The deferred cash consideration is to be paid in three equal installments on the six, twelfth, and eighteen month anniversaries of the transaction closing date (May 19, 2022, November 19, 2022, and May 19, 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Yang Practice Acquisition

On December 9, 2021 (“Yang Acquisition Date”), the Company, acquired certain non-clinical assets of Global Oncology, Inc. (the “Yang Practice”) from Dr. Honghao Yang M.D. (“Dr. Yang”). Further TOI CA (together with TOI Management, Buyers) acquired certain clinical assets of the Practice from Dr. Yang. Intangible assets of $68 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years. The Buyers transferred cash consideration of $4,615 and deferred consideration of $2,500 to Dr. Yang for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (December 9, 2022 and 2023, respectively). The Transaction resulted in the sale of nearly all assets of the practice. Additionally, on the Yang Acquisition Date, Dr. Yang entered into an employment agreement with the Clinical Buyer whereupon Dr. Yang will provide professional services to the Clinical Buyer.

Summary of Consideration Transferred

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Such assets include synergies we expect to achieve, such as the use of our existing infrastructure to support the added membership, and future economic benefits arising from the assembled workforce. The purchase consideration for the acquisitions has been allocated under the acquisition method of accounting to the estimated fair market value of the net assets acquired including a residual amount of tax deductible goodwill of $1,454 for the Raiker acquisition, $550 for the Grant acquisition, $837 for the Orr acquisition, $2,645 for the for the Dave acquisition, and $6,913 for the Yang acquisition.

Acquisition costs amounted to $76 in the aggregate for the three months ended March 31, 2021, and were recorded as “General and administrative expenses” in the accompanying condensed consolidated statements of operations.

The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed.

	Acquisition
(in thousands)	Raiker	Grant	Orr	Dave	Yang	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$9,172
Deferred	818	200	200	750	2,500	4,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640
Estimated fair value of assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	$65
Accounts receivable	398	—	183	—	—	581
Inventory	62	49	16	—	115	242
Property and equipment, net	—	—	13	35	19	67
Clinical contracts	—	450	150	77	68	745
Goodwill	1,454	550	837	2,645	6,913	12,399
Total assets acquired	1,979	1,049	1,199	2,757	7,115	14,099
Accounts payable	120	—	—	—	—	120
Accrued liabilities	—	—	—	7	—	7
Current portion of long term debt	149	—	183	—	—	332
Total liabilities assumed	269	—	183	7	—	459
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

The establishment of the allocation to goodwill requires the extensive use of accounting estimates and management judgement. The fair values assigned to the assets acquired are based on estimates and assumptions from data that is readily available.

Summary of Unaudited Supplemental Pro Forma Information

The revenues, earnings, and pro forma effects of the Raiker Practice Acquisition, which occurred during the three months ended March 31, 2021, are not, and would not have been, material to the results of operations, individually and in aggregate.

Mendez Asset Acquisition

On May 1, 2021, TOI Management, through PCC, entered into a purchase agreement to acquire certain clinical assets from Oncology Association, P.A. (“OA”) from Pedro Mendez, M.D. Management determined the acquisition of OA is an asset acquisition. The Company paid $500, consisting of cash and deferred cash consideration, in exchange for intangible assets in the form of payor contracts. The entire $500 was assigned to the payor contract intangible asset class with a weighted average amortization period of 10 years.

Note 16. Business Combinations

During the year ended December 31, 2021, the Company merged with DFPH with the intent to raise capital and gain access to the public markets.

Additionally, the Company closed on five business combinations and one asset acquisition, consistent with the intent to strategically grow its existing markets and expand into new markets.

During the year ended December 31, 2020, the Company closed on a business combination with the intent to strategically grow its existing markets.

DFPH-Legacy TOI Merger

On June 28, 2021, DFPH, Orion Merger Sub I, Inc. (“First Merger Sub”), and Orion Merger Sub II, LLC (“Second Merger Sub”) entered into an agreement and plan of merger (“Merger Agreement”) with Legacy TOI to affect the Business Combination. In connection with the Business Combination, DFPH entered into subscription agreements with certain investors (the “PIPE Investors”), whereby it issued 17.5 million shares of common stock at $10.00 per share and 100,000 shares of preferred share (collectively, the “PIPE Shares”) for an aggregate investment of $275,000 (“PIPE Investment”), which closed simultaneously with the consummation of the Business Combination.

On the Closing Date, (i) First Merger Sub merged with and into Legacy TOI, with Legacy TOI being the surviving corporation and (ii) immediately following, Legacy TOI merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFPH.

The total merger consideration on the Closing Date was $762,052, consisting of $595,468 in share consideration (consisting of 51.3 million shares of DFPH common stock issued to Legacy TOI at $10.00 per share as well as shares of DFPH common stock issuable per restricted stock units and the exercise of Legacy TOI stock options), and $166,584 in cash. Gross proceeds from the transaction were $333,946. Of that, $167,510 was cash consideration to Legacy TOI equity holders. Legacy TOI also issued

12.5 million shares of common stock pursuant to the terms of an earnout (“Earnout Shares”). The earnout shares are allocable to both Legacy TOI stockholders and Legacy TOI option holders. In connection with the Business Combination, the Company incurred $39,914 of equity issuance costs, consisting of advisory, legal, deferred underwriting, share registration, and other professional fees, of which $6,769 was ascribed to the earnout liability and expensed with the remainder being netted against additional paid-in capital.

On the Closing Date, shares of DFPH common stock that were not otherwise redeemed as part of the DFPH public stockholder vote were automatically converted into shares of TOI common stock on a one-for-one basis. Further, PIPE Shares as well as DFPH common stock that was not otherwise forfeited or subject to earnout automatically converted into TOI common stock on a one-for-one basis. Additionally, holders of DFPH forfeited 555,791 Private Placement Warrants.

All periods prior to the Closing Date reflect the balances and activity of Legacy TOI. The consolidated balances as of December 31, 2020 from the audited consolidated financial statements of Legacy TOI as of that date, share activity (convertible redeemable preferred stock and common stock) and per share amounts in these consolidated statements of equity were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 591:1. All previously issued and outstanding shares of Legacy TOI preferred stock classified as mezzanine equity were converted into Legacy TOI common stock and was retroactively adjusted and reclassified to permanent equity as a result of the reverse recapitalization. As a result of the Business Combination, $142,557 of additional paid-in capital was recognized.

As of December 31, 2021, the Company had 10,000,000 shares authorized of Series A Common Equivalent Preferred Stock, $0.0001 par value, of which none were issued and outstanding as of December 31, 2020.

Practice Acquisitions

For the acquisition of various clinical practices, the Company applied the acquisition method of accounting, where the total purchase price was allocated, or preliminarily allocated, to the tangible and intangible assets acquired and liabilities assumed, based on their fair values as of the acquisition dates. The Company realized $3,023 cumulative revenue and $1,454 cumulative net loss from the clinical practices acquired in it its consolidated statement of operations for the year ended December 31, 2021.

Raiker Practice Acquisition

On February 12, 2021 (“Raiker Acquisition Date”), the Company entered into an asset purchase agreement and master services agreement (“Raiker MSA”) with Anil N Raiker, M.D., P.L.C., d/b/a Pinellas Cancer Center (the “Raiker Practice”) and Anil Raiker, M.D., an individual. Pursuant to the asset purchase agreement, the Company purchased from PCC certain non-clinical assets, properties, and rights. Pursuant to the Raiker MSA, TOI Management established an ongoing management services agreement which grants TOI Management the right to control the non-clinical and management operations of the Raiker Practice. Anil Raiker, M.D. continued to own all of the issued and outstanding equity interests of the Raiker Practice.

Pursuant to the Raiker MSA, and as further described in Note 17, TOI Management became the Raiker Practice’s primary beneficiary and thus consolidated the Raiker Practice and its subsidiaries. The consolidation of the Raiker Practice (the “Raiker Practice Acquisition”) at the Raiker Acquisition Date constituted a business combination in accordance with ASC 805.

The total consideration for the Acquisition was $1,710, comprised of a cash payment of $892 and deferred consideration of $818. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (February 12, 2022 and 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Subsequent to the Acquisition, the Company filed an amendment to the articles of incorporation of PCC to legally change the name to The Oncology Institute FL, LLC (TOI FL). The change was solely nominal, and the legal form, tax attributes, and books and records of PCC all remained.

The revenues, earnings, and pro forma effects of the Acquisition are not, and would not have been, material to the results of operations, individually and in aggregate.

Grant Practice Acquisition

On November 12, 2021 (“Grant Acquisition Date”), the Company acquired certain non-clinical assets of Ellsworth Grant, M.D., A Medical Corporation (the “Grant Practice”) from Ellsworth Grant, M.D. (“Dr. Grant”). Further TOI CA (the “Clinical Buyer”, and together with TOI Management, “Buyers”) acquired certain clinical assets of the Grant Practice from Dr. Grant. Intangible assets of $450 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years The Buyers transferred cash consideration of $849 and deferred consideration of $200 to Dr. Grant for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (November 12, 2022 and 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Orr Practice Acquisition

On November 12, 2021 (“Orr Acquisition Date”), the Company acquired certain non-clinical assets of Leo E. Orr, M.D., Inc. (the “Orr Practice”) from Leo E. Orr, M.D. (“Dr. Orr”). Further TOI CA (the “Clinical Buyer”, and together with TOI Management, “Buyers”) acquired certain clinical assets of the Orr Practice from Dr. Orr. Intangible assets of $150 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years The Buyers transferred cash consideration of $816 and deferred consideration of $200 to Dr. Orr for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (November 12, 2022 and 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Dave Practice Acquisition

On November 19, 2021 (“Dave Acquisition Date”), the Company acquired certain non-clinical assets of Sulaba Dave M.D., d.b.a. Radiation Oncology Associates (the “Dave Practice”) from Sulaba Dave M.D. (the “Dr. Dave”). Further TOI CA (the “Clinical Buyer”, and together with the TOI Management, “Buyers”) acquired certain clinical assets of the Dave Practice from Dr. Dave. Intangible assets of $77 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years. The Buyers transferred cash consideration of $2,000 and deferred consideration of $750 to Dr. Dave for the purchase. The deferred cash consideration is to be paid in three equal installments on the six, twelfth, and eighteen month anniversaries of the transaction closing date (May 19, 2022, November 19, 2022, and May 19, 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

Yang Practice Acquisition

On December 9, 2021 (“Yang Acquisition Date”), the Company, acquired certain non-clinical assets of Global Oncology, Inc. (the “Yang Practice”) from Dr. Honghao Yang M.D. (“Dr. Yang”). Further TOI CA (together with TOI Management, “Buyers”) acquired certain clinical assets of the Practice from Dr. Yang. Intangible assets of $68 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years. The Buyers transferred cash consideration of $4,615 and deferred consideration of $2,500 to Dr. Yang for the purchase. The deferred cash consideration is to be paid in two equal nstallments on the first and second anniversary of the transaction closing date (February 12, 2022 and 2023, respectively). The Transaction resulted in the sale of nearly all assets of the practice. Additionally, on the Yang Acquisition Date, Dr. Yang entered into an employment agreement with the Clinical Buyer whereupon Dr. Yang will provide professional services to the Clinical Buyer.

Zevallos Practice Acquisition

During the year ended December 31, 2020, the Company acquired a clinical practice, Manuel Zevallos, MD, a Professional Corporation, for $100 in cash and $50 in deferred cash consideration (“Zevallos Practice Acquisition”), which was paid during the year ended December 31, 2021. The acquisition was only for goodwill and no assets or liabilities were acquired. Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value

The revenues, earnings, and pro forma effects of the acquisition are not, and would not have been, material to the results of operations, individually and in aggregate.

Summary of Consideration Transferred

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Such assets include synergies we expect to achieve, such as the use of our existing infrastructure to support the added membership, and future economic benefits arising from the assembled workforce. The purchase consideration for the acquisitions has been allocated under the acquisition method of accounting to the estimated fair market value of the net assets acquired including a residual amount of tax deductible goodwill of approximately $1,453 for the Raiker acquisition, $550 for the Grant acquisition, $837 for the Orr acquisition, $2,645 for the for the Dave acquisition, and $6,913 for the Yang acquisition.

Acquisition costs amounted to $476 in the aggregate for the year ended December 31, 2021, and were recorded as “General and administrative expenses” in the accompanying consolidated statements of operations.

The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed.

(in thousands)	Raiker Acquisition	Grant Acquisition	Orr Acquisition	Dave Acquisition	Yang Acquisition	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$9,172
Deferred	818	200	200	750	2,500	4,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640
Estimated fair value of assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	65
Accounts receivable	398	—	183	—	—	581
Inventory	62	49	16	—	115	242
Property and equipment, net	—	—	13	35	19	67
Clinical contracts	—	450	150	77	68	745
Goodwill	1,454	550	837	2,645	6,913	12,399
Total assets acquired	1,979	1,049	1,199	2,757	7,115	14,099
Accounts payable	120	—	—	—	—	120
Accrued liabilities	—	—	—	—	—	7
Current portion of long term debt	149	—	183	—	—	332
Total liabilities assumed	269	—	183	7	—	459
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

The establishment of the allocation to goodwill requires the extensive use of accounting estimates and management judgement. The fair values assigned to the assets acquired are based on estimates and assumptions from data that is readily available.

Summary of Unaudited Supplemental Pro Forma Information

The pro forma results presented below include the effects of the Grant Acquisition, Orr Acquisition, Dave Acquisition, and Yang Acquisition, as if they had occurred on January 1, 2020. The pro forma results for the year ended December 31, 2020 include the additional amortization resulting from the adjustments to the value of intangible assets resulting from purchase accounting. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The pro forma information does not purport to be indicative of what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the period presented and is not intended to be a projection of the Company’s future results of operations. Transaction expenses are included within the pro forma results. The pro forma results for the year ended December 31, 2021 are not included since it is impracticable to obtain the financial information of the various acquirees, since such information has not been individually prepared and is not available without the expenditure of significant additional effort and time.

Year Ended December 31,
(in thousands)	2020
Revenue	$202,316
Net loss	$(12,195)

Mendez Asset Acquisition

On May 1, 2021, TOI Management, through PCC, entered into a purchase agreement to acquire certain clinical assets from Oncology Association, P.A. (“OA”) from Pedro Mendez, M.D. Management determined the acquisition of OA is an asset acquisition. The Company paid $500, consisting of cash and deferred cash consideration, in exchange for intangible assets in the form of payor contracts. The entire $500 was assigned to the payor contract intangible asset class with a weighted average amortization period of 10 years.